Vanguard® International Value Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (93.1%)
Australia (1.0%)
	BHP Group Ltd.	2,244,831	88,174
	National Australia Bank Ltd.	2,303,090	43,919
	Adbri Ltd.	9,196,624	23,954
			156,047
Belgium (0.1%)
	Anheuser-Busch InBev SA/NV	259,296	16,365
Brazil (2.8%)
*	Banco Bradesco SA ADR	37,087,790	173,200
	Ambev SA ADR	36,265,100	114,960
	Lojas Renner SA	7,293,802	57,838
	Banco do Brasil SA	5,775,000	35,072
*	Cia de Saneamento Basico do Estado de Sao Paulo	4,396,700	29,935
			411,005
Canada (2.4%)
	Suncor Energy Inc.	4,510,021	88,784
	Canadian Natural Resources Ltd.	2,689,606	88,755
	Bank of Nova Scotia	777,258	48,513
	Saputo Inc.	1,563,149	45,106
	Nutrien Ltd.	696,155	41,392
	Alimentation Couche-Tard Inc. Class B	834,200	33,626
	Stella-Jones Inc.	308,200	11,183
			357,359
China (4.7%)
*	Alibaba Group Holding Ltd.	6,763,700	165,188
	Tencent Holdings Ltd.	2,039,100	122,974
	ENN Energy Holdings Ltd.	4,821,400	100,615
	Ping An Insurance Group Co. of China Ltd. Class H	9,243,500	80,888
	China Longyuan Power Group Corp. Ltd. Class H	38,758,000	72,581
*	Weibo Corp. ADR	887,480	50,054
	Autohome Inc. ADR	1,084,545	49,130
*,1	ESR Cayman Ltd.	13,522,400	47,529
	Hengan International Group Co. Ltd.	1,809,000	10,730
			699,689
Denmark (1.2%)
	Vestas Wind Systems A/S	2,612,703	96,342
	Carlsberg A/S Class B	427,959	79,081
			175,423
Egypt (0.2%)
*	Commercial International Bank Egypt SAE (Registered) GDR	8,161,189	29,652

		Shares	Market Value ($000)
Finland (1.4%)
	Nokian Renkaat OYJ	2,011,610	84,841
	Sampo OYJ Class A	1,532,441	73,754
*	Nokia OYJ	6,980,867	42,893
			201,488
France (8.6%)
*	Airbus SE	1,067,483	146,425
	Sanofi	1,294,955	133,475
	Air Liquide SA	658,619	114,540
	Engie SA	8,202,297	109,380
	Vinci SA	1,026,137	108,642
	Vivendi SE	2,807,932	94,870
	Safran SA	717,861	93,950
	TotalEnergies SE	1,987,270	86,658
	Atos SE	1,542,318	73,758
	Societe Generale SA	2,459,895	72,040
	Pernod Ricard SA	299,251	66,047
*,2	Alstom SA	1,436,640	59,587
*	Accor SA	1,309,358	46,338
	Publicis Groupe SA	472,470	29,827
	Thales SA	233,464	24,503
*	Technip Energies NV	1,188,167	16,105
			1,276,145
Germany (5.4%)
	Volkswagen AG Preference Shares	427,383	104,098
	BASF SE	1,228,300	96,518
	Fresenius Medical Care AG & Co. KGaA	1,213,246	95,630
	Bayerische Motoren Werke AG	920,800	91,556
	Henkel AG & Co. KGaA	953,480	86,695
	Merck KGaA	356,037	72,882
	adidas AG	165,973	60,241
*	Continental AG	413,753	56,206
	Jungheinrich AG Preference Shares	757,182	41,654
	MTU Aero Engines AG	145,066	36,287
	SAP SE	165,920	23,811
	FUCHS PETROLUB SE Preference Shares	427,138	21,284
	Fresenius SE & Co. KGaA	182,788	9,607
			796,469
Hong Kong (2.0%)
	AIA Group Ltd.	6,873,400	82,245
	Jardine Matheson Holdings Ltd.	1,056,900	62,881
*	Melco Resorts & Entertainment Ltd. ADR	3,452,201	48,055
*	Yue Yuen Industrial Holdings Ltd.	14,473,500	30,545
	Hongkong Land Holdings Ltd.	5,749,400	26,085
	CK Asset Holdings Ltd.	3,466,500	23,585
	Xinyi Glass Holdings Ltd.	4,106,000	15,346
[1,2]	WH Group Ltd.	16,951,000	14,045
			302,787
India (4.3%)
	ICICI Bank Ltd. ADR	5,944,099	110,501
	Adani Ports & Special Economic Zone Ltd.	10,772,737	97,892
	Zee Entertainment Enterprises Ltd.	33,426,873	91,255
	Ambuja Cements Ltd.	15,766,279	87,284
	Housing Development Finance Corp. Ltd.	2,518,170	82,897
	Reliance Industries Ltd.	2,721,570	74,604
	UPL Ltd.	5,262,254	57,330
	GAIL India Ltd.	10,256,736	19,255

		Shares	Market Value ($000)
	Maruti Suzuki India Ltd.	177,340	16,662
			637,680
Indonesia (1.5%)
	Bank Mandiri Persero Tbk. PT	224,762,000	88,562
	Astra International Tbk. PT	227,619,700	74,321
[2]	Telkom Indonesia Persero Tbk. PT ADR	1,528,379	34,159
	Selamat Sempurna Tbk. PT	163,500,900	15,318
	Telkom Indonesia Persero Tbk. PT	57,947,800	12,990
			225,350
Ireland (1.2%)
*	Ryanair Holdings plc ADR	825,401	90,002
	CRH plc	1,659,892	82,960
			172,962
Israel (0.1%)
*	Check Point Software Technologies Ltd.	90,600	11,515
Italy (1.7%)
	Enel SpA	10,381,709	95,673
	UniCredit SpA	7,615,187	91,088
	Brembo SpA	4,328,527	60,492
			247,253
Japan (11.1%)
	Hitachi Ltd.	2,151,400	123,747
	Toyota Motor Corp.	1,181,700	106,088
	Denso Corp.	1,480,100	101,685
	Mitsubishi Electric Corp.	7,344,900	99,650
	Shimano Inc.	337,800	86,470
	Makita Corp.	1,634,800	85,008
	ITOCHU Corp.	2,644,600	78,278
	Subaru Corp.	3,941,300	77,435
	Nitto Denko Corp.	1,018,300	75,658
	Kubota Corp.	3,226,700	67,475
	Sumitomo Mitsui Financial Group Inc.	1,961,800	66,130
	Fujitsu Ltd.	357,800	60,873
	Ryohin Keikaku Co. Ltd.	2,898,200	58,793
	Daiwa House Industry Co. Ltd.	1,784,000	54,698
	Daito Trust Construction Co. Ltd.	400,000	46,996
	Suzuki Motor Corp.	1,037,500	42,211
	Seven & i Holdings Co. Ltd.	913,600	40,765
	Ain Holdings Inc.	665,600	40,745
	Komatsu Ltd.	1,553,700	38,934
	Bridgestone Corp.	875,400	38,566
	Nihon Kohden Corp.	1,243,900	38,000
	Nomura Holdings Inc.	7,414,800	37,130
	Taiheiyo Cement Corp.	1,542,500	35,938
	Daiwa Securities Group Inc.	6,729,700	35,387
	Omron Corp.	312,400	26,734
	Mitsubishi Heavy Industries Ltd.	874,100	25,256
	FANUC Corp.	84,200	18,858
	Teijin Ltd.	1,227,300	18,479
*	Japan Airlines Co. Ltd.	570,600	11,895
	Koito Manufacturing Co. Ltd.	186,500	11,414
			1,649,296
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV	13,366,600	86,654

		Shares	Market Value ($000)
Netherlands (3.6%)
*	AerCap Holdings NV	1,772,366	93,935
	Koninklijke DSM NV	463,554	93,444
	Akzo Nobel NV	727,710	89,892
	Wolters Kluwer NV	707,366	80,642
*,1	ABN AMRO Bank NV NA	4,225,815	49,259
	SBM Offshore NV	3,207,880	46,567
[2]	Aegon NV	9,017,599	38,393
	Boskalis Westminster	1,165,576	36,680
	Koninklijke Vopak NV	273,080	11,563
			540,375
Norway (1.5%)
	Telenor ASA	3,651,080	63,391
	Yara International ASA	1,098,600	57,903
	Equinor ASA	2,667,383	51,958
	Bakkafrost P/F	340,010	28,895
	TGS ASA	2,341,400	26,788
			228,935
Philippines (0.1%)
	Puregold Price Club Inc.	20,641,100	16,656
Russia (0.3%)
	Gazprom PJSC ADR	5,828,905	45,363
Singapore (1.7%)
	United Overseas Bank Ltd.	4,309,600	83,320
	DBS Group Holdings Ltd.	2,789,900	62,428
	Singapore Telecommunications Ltd.	30,873,800	51,747
	Sembcorp Industries Ltd.	21,116,900	32,574
*	SATS Ltd.	7,306,500	21,607
			251,676
South Africa (0.7%)
	Tiger Brands Ltd.	4,060,934	53,467
	Mr Price Group Ltd.	3,365,181	50,046
			103,513
South Korea (5.7%)
	Samsung Electronics Co. Ltd.	4,248,076	290,298
	POSCO	654,918	208,301
[1]	Samsung Electronics Co. Ltd. GDR	84,830	145,372
	LG Household & Health Care Ltd.	41,515	52,601
	SK Telecom Co. Ltd.	157,480	41,250
	KB Financial Group Inc.	902,319	40,077
	Hana Financial Group Inc.	984,207	37,133
	Samsung SDS Co. Ltd.	195,054	30,989
			846,021
Spain (0.8%)
	Industria de Diseno Textil SA	2,059,977	69,867
*	Banco Bilbao Vizcaya Argentaria SA	7,043,174	45,087
			114,954
Sweden (1.0%)
	Hexagon AB Class B	4,703,066	77,853
	Sandvik AB	2,845,252	74,193
			152,046
Switzerland (6.3%)
	Novartis AG (Registered)	2,039,618	188,621
*	Holcim Ltd.	2,986,865	175,094
	Cie Financiere Richemont SA (Registered)	1,289,932	165,072

		Shares	Market Value ($000)
	ABB Ltd. (Registered)	4,246,746	155,254
	UBS Group AG (Registered)	4,743,711	78,156
	Swatch Group AG	168,590	56,239
*	ams AG	2,007,730	38,365
	Credit Suisse Group AG (Registered)	3,708,173	37,227
	Adecco Group AG (Registered)	563,472	33,744
			927,772
United Kingdom (16.1%)
	Anglo American plc	3,555,410	157,554
	RELX plc	5,151,623	151,428
*	Compass Group plc	5,174,728	109,341
	BP plc	24,557,691	98,575
	IMI plc	3,952,110	96,688
	Berkeley Group Holdings plc	1,350,066	90,897
	Smiths Group plc	4,141,390	89,480
	Unilever plc	1,451,508	83,537
	Natwest Group plc	29,745,300	83,487
*	Travis Perkins plc	3,457,223	81,770
	Lloyds Banking Group plc	128,878,604	81,486
	Ferguson plc	565,215	79,237
	Taylor Wimpey plc	31,590,164	72,224
	Tesco plc	21,754,157	70,427
	Prudential plc	3,701,002	69,500
	Victrex plc	1,879,196	69,300
*	Weir Group plc	2,859,280	68,853
	BHP Group plc	2,099,850	67,985
	Royal Dutch Shell plc Class B	3,311,940	65,441
	HSBC Holdings plc	11,471,635	63,326
	Spectris plc	1,257,220	62,404
	Johnson Matthey plc	1,418,900	58,649
	Abrdn plc	14,767,485	58,257
	HSBC Holdings plc (XHKG)	9,972,400	55,044
	Barclays plc	22,386,442	54,155
*	Glencore plc	11,474,085	51,532
	Aggreko plc	3,984,509	48,107
*	easyJet plc	3,758,421	44,101
	Imperial Brands plc	1,818,229	38,929
*	Carnival plc	1,880,610	37,224
	Diageo plc	617,810	30,635
	Electrocomponents plc	1,877,790	26,529
	Direct Line Insurance Group plc	5,755,171	23,790
	Pearson plc	1,547,379	18,647
*	Wickes Group plc	3,666,180	12,805
*	Whitbread plc	268,443	11,346
			2,382,690
United States (5.0%)
*	Capri Holdings Ltd.	2,364,376	133,138
	Aon plc Class A	488,748	127,089
	Medtronic plc	913,578	119,962
	Accenture plc Class A	325,050	103,262
	JBS SA	14,951,900	92,010
*	Copa Holdings SA Class A	1,084,600	76,909
*	TechnipFMC plc	5,940,838	42,893
	RenaissanceRe Holdings Ltd.	260,654	39,799
			735,062
Total Common Stocks (Cost $11,221,567)			13,798,202

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (7.3%)
Money Market Fund (7.3%)
[3,4]	Vanguard Market Liquidity Fund (Cost $1,075,604)	0.064%	10,756,571	1,075,657
Total Investments (100.4%) (Cost $12,297,171)				14,873,859
Other Assets and Liabilities—Net (-0.4%)				(60,366)
Net Assets (100%)				14,813,493
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $256,205,000, representing 1.7% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $96,488,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $103,099,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2021	1,995	231,360	(597)
MSCI Emerging Market Index	September 2021	1,564	99,916	(4,533)
				(5,130)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open forward currency contracts at July 31, 2021.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,590,080	—	—	1,590,080
Common Stocks—Other	487,351	11,720,771	—	12,208,122
Temporary Cash Investments	1,075,657	—	—	1,075,657
Total	3,153,088	11,720,771	—	14,873,859

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	5,130	—	—	5,130
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.